Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Summary of goodwill and intangible assets with indefinite useful lives and by segment	Goodwill and intangible assets with indefinite useful lives at December 31, 2023 and 2022 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2022	€14,415	€(40)	€14,375	€15,527	€19	€29,921
Additions	356	—	356	—	—	356
Disposal	(21)	—	(21)	—	—	(21)
Translation differences and Other	795	2	797	685	—	1,482
At December 31, 2022	15,545	(38)	15,507	16,212	19	31,738
Additions(1)	66	—	66	—	5	71
Disposals	(12)	—	(12)	—	—	(12)
Translation differences and Other	(388)	—	(388)	(416)	1	(803)
At December 31, 2023	€15,211	€(38)	€15,173	€15,796	€25	€30,994
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(1) Relates to minor acquisitions
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2023		At December 31, 2022
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	€10,412	€11,795	€10,790	€12,220
Enlarged Europe	1,899	2,876	2,092	3,021
Middle East & Africa	—	—	—	—
South America	1,550	—	1,461	—
China and India & Asia Pacific	170	—	185	—
Maserati	514	972	514	971
Other activities	628	153	465	—
Total	€15,173	€15,796	€15,507	€16,212